SHARE-BASED PAYMENT - Share Options Fair Value Assumption (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENT
Risk-free interest rate, minimum			0.67%
Expected volatility, minimum			51.90%
Share options
SHARE-BASED PAYMENT
Risk-free interest rate	4.25%	1.66%
Risk-free interest rate, maximum			0.72%
Expected volatility	52.40%	52.20%
Expected volatility, maximum			52.00%
Expected life of option (years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average share price	¥ 1.96
Share options | Minimum
SHARE-BASED PAYMENT
Weighted average share price		¥ 8.05	¥ 21.60
Share options | Maximum
SHARE-BASED PAYMENT
Weighted average share price		¥ 12.98	¥ 23.10